Acquisitions (Details) - USD ($)										1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 07, 2022	Dec. 14, 2021	Dec. 03, 2021	Nov. 15, 2021	Nov. 05, 2021	Oct. 03, 2021	Jul. 20, 2021	Jun. 04, 2021	Jun. 01, 2021	Nov. 29, 2021	Sep. 15, 2021	Feb. 18, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	May 20, 2022
Acquisitions (Details) [Line Items]
Purchase price per share (in Dollars per share)	$ (1)
Membership interests purchased														$ 3,185,662
Purchase ownership																	11.00%
Consideration in form of shares, value													$ 35,775	$ 35,775	$ 6,670,425
Impairment in investment						$ 424,632
Common stock shares (in Shares)														100,000,000	100,000,000	100,000,000
Restricted shares (in Shares)		211	194	13,392	25,000					101,097	793	10,417
Common stock shares issuable														$ 16,691	$ 8,737	$ 20,255
Stock Purchase Agreement [Member]
Acquisitions (Details) [Line Items]
Consideration in cash							$ 144,750
Plant Camp LLC [Member]
Acquisitions (Details) [Line Items]
Membership interests purchased								$ 300,000
Plant Camp LLC [Member] | Membership Interest Purchase Agreement [Member]
Acquisitions (Details) [Line Items]
Purchase of acquired common shares (in Shares)								841,005	490,863
Issued and outstanding equity, percentage								89.00%
Membership interests purchased									$ 175,000
Plant Camp LLC [Member] | Plant Camp LLC [Member]
Acquisitions (Details) [Line Items]
Issued and outstanding equity, percentage									33.00%
WHE Agency, Inc. [Member] | Stock Purchase Agreement [Member]
Acquisitions (Details) [Line Items]
Purchase ownership							44.00%
Percentage of voting power							55.00%
Aggregate closing consideration							$ 1,038,271
Consideration in form of shares, value							$ 893,521
Consideration in form of shares, shares (in Shares)							224,503
Common stock at a price (in Dollars per share)							$ 3.98
Purchase price							$ 1,038,271
Purchase price percentage							44.00%
Fair value of the non-controlling interest							$ 1,190,000
Dune, Inc [Member]
Acquisitions (Details) [Line Items]
Invested amount						$ 732,297
Common stock shares (in Shares)						3,905,634
Restricted shares (in Shares)						163,344
Common stock shares issuable						$ 50,000